Segment information - Summary of Information by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Third-party revenue, by origin	$ 381,314	$ 261,504	$ 180,543
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	248,207	243,040	254,861
European Union
Disclosure of geographical areas [line items]
Third-party revenue, by origin	135,975	78,549	50,138
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	40,161	38,881	38,785
Asia, Oceania, Africa
Disclosure of geographical areas [line items]
Third-party revenue, by origin	126,643	87,070	65,139
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	97,019	97,278	103,191
USA
Disclosure of geographical areas [line items]
Third-party revenue, by origin	87,085	73,647	50,856
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	59,233	58,286	62,976
Other Americas
Disclosure of geographical areas [line items]
Third-party revenue, by origin	31,611	22,238	14,410
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	51,794	48,595	49,909
UK
Disclosure of geographical areas [line items]
Third-party revenue, by origin	50,236	21,846	12,958
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	$ 20,772	$ 21,974	$ 23,302